DEFERRED TAXES AND OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2016
Deferred Revenue and Credits, Noncurrent [Abstract]
Other Liabilities Disclosure [Text Block]
NOTE 11:-	DEFERRED TAXES AND OTHER LONG-TERM LIABILITIES

	December 31,
	2016	2015

Provision for warranty	$213	$180
Deferred tax	666	-
Deferred revenues	97	78

	$976	$258